Stockholders' Equity (Deficit) (Details Narrative) (10-K)						3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 01, 2019 USD ($)	May 22, 2019	Mar. 31, 2019 shares	Dec. 31, 2018 shares	Sep. 24, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Sep. 04, 2019 shares	Aug. 27, 2019 shares	Jun. 19, 2019 shares	May 17, 2019 shares	Mar. 21, 2019 $ / shares shares	Jan. 11, 2019 shares	Jan. 04, 2019 shares
Classes of stock, shares authorized						100,001,000						100,001,000		100,001,000
Common stock, shares authorized						100,000,000						100,000,000		100,000,000	25,000,000				125,000,000,000	125,000,000,000		125,000,000,000
Common stock, par value | $ / shares						$ 0.01						$ 0.01		$ 0.01	$ 0.01					$ 0.01
Common stock, shares issued						13,486,040						13,486,040		11,689,078	3,372,103
Common stock, shares outstanding						13,312,314						13,312,314		11,689,078	3,372,103
Common stock to be issued, shares						173,726						173,726		461,553
Preferred stock, shares authorized						1,000						1,000		1,000	1,000
Preferred stock, par value | $ / shares						$ 0.01						$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued						1,000						1,000		1,000
Preferred stock, shares outstanding						1,000						1,000		1,000
Stockholders' equity, reverse stock split		1-for-5,000												1-for-5,000
Proceeds from issuance of common stock | $												$ 347,000	$ 110,000	$ 193,000	$ 81,000
Private placement, finder fees | $														9,000
Issuance of common stock for services | $							$ 15,500				$ 575,000			575,000
Accrued expenses | $						$ 796,434						$ 796,434		3,368,801	1,273,569
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	25.00%
Share-based compensation arrangement by share-based payment award, award vesting rights description	The common stock will vest 25% on the six month, 1 year, 2 year, and 3 year anniversaries of the grant date.
Stock-based compensation expense | $	$ 16,464
Issuance of common stock for conversion of related party debts and strategic consultants | $										$ 148,310	$ 1,652,746			$ 1,801,057
Common stock, capital shares reserved for future issuance						34,209,383						34,209,383						1,258,064
Treasury stock, common, shares						7,202						7,202		7,202
Treasury stock, shares, retired
Revenue | $						$ 7,556,507						$ 22,688,086		$ 2,500,000
Exercise price of warrants | $ / shares						$ 0.25						$ 0.25
Acquire maximumum percentage of outstanding fully diluted common stock, upon certain condition description														Mr. Bhatnagar, the Company's President and CEO, shall immediately receive the remaining amount of warrants necessary to acquire up to 80% of the outstanding fully diluted common stock of the Company ("Accelerated Warrants") when either of the following occur: a) the Company completes a stock or asset purchase of Scepter Commodities, LLC; or b) the Company completes a stock or asset purchase of any other entity, either of which, in the aggregate, together with prior revenue increases achieved by the Company, results in the consolidated revenues of the Company being not less than $15,000,000; or c) the Company grows a similar business organically within mPhase to include contracts generating revenues in excess of $15,000,000; or d) the Company meets the listing requirements of either the NYSE or NASDAQ.
Stock-based compensation | $												$ 16,316,344	$ 1,310,449	$ 3,819,610
Conversion percentage													0.75	0.75
Prior Liabilities - Settlement Reserve [Member]
Common stock, capital shares reserved for future issuance			1,967,960	1,967,960		315,949			1,967,960	1,967,960		315,949	1,967,960	1,225,949
Continuing Operations Share Reserve [Member]
Common stock, capital shares reserved for future issuance						185,063						185,063		185,063
Officer's And Director - Conversion Share Reserve [Member]
Common stock, capital shares reserved for future issuance			532,040	532,040					532,040	532,040			532,040
Conversion percentage			0.75	0.75
Settlement and New Funding Share Reserves [Member]
Common stock, capital shares reserved for future issuance						3,000,000						3,000,000		3,000,000
Settlement and New Funding Share Reserves [Member] | Settlement Reserve [Member]
Common stock, capital shares reserved for future issuance			1,967,960						1,967,960				1,967,960	1,967,960
Settlement and New Funding Share Reserves [Member] | Funding Reserve [Member]
Common stock, capital shares reserved for future issuance						500,000						500,000		500,000
Settlement and New Funding Share Reserves [Member] | Prior Liabilities - Settlement Reserve [Member]
Common stock, capital shares reserved for future issuance						315,949						315,949		1,225,949
Settlement and New Funding Share Reserves [Member] | Continuing Operations Share Reserve [Member]
Common stock, capital shares reserved for future issuance						185,063						185,063		185,063
2014 under an Equity Line of Credit [Member]
Treasury stock, common, shares						8,000						8,000		8,000
Messrs Durando, Dotoli and Smiley [Member]
Issuance of common stock to accredited investors in private placements														800,000
Mr. Biderman [Member]
Issuance of common stock to accredited investors in private placements														200,000
Mr. Smiley [Member]
Treasury stock, common, shares														540,840
Patricia Dotoli [Member]
Treasury stock, common, shares														273,445
Gus Dotoli [Member]
Treasury stock, common, shares														267,395
Mr. Bhatnagar [Member]
Issuance of common stock to accredited investors in private placements												2,620,899		2,620,899
Common stock, capital shares reserved for future issuance														32,400,000
Exercise price of warrants | $ / shares						$ 0.50						$ 0.50		$ 0.50
Class of warrant number of securities called by warrants						32,405,058						32,405,058		4,985,394
Mr. Bhatnagar [Member] | Final Adjustment for Liabilities Eliminated by Settlement Reserve [Member]
Exercise price of warrants | $ / shares						$ 0.25						$ 0.25		$ 0.25
Mr. Bhatnagar [Member] | Warrant Agreement - Earned Warrants [Member]
Purchase price of common stock, percent												4.00%		4.00%
Revenue | $												$ 1,000,000		$ 1,000,000
Exercise price of warrants | $ / shares						$ 0.50						$ 0.50
Warrants exceed percentage of fully diluted common stock												80.00%		80.00%
Stock-based compensation | $												$ 16,202,529		$ 2,492,697
Unrecognized stock-based compensation expense | $														16,200,000
Mr. Bhatnagar [Member] | Warrant Agreement - Accelerated Warrants [Member]
Issuance of common stock to accredited investors in private placements												37,390,452
Revenue | $												$ 22,688,086		$ 2,500,000
Warrants exceed percentage of fully diluted common stock												80.00%		80.00%
Common Stock [Member]
Common stock to be issued, shares														329,553
Issuance of common stock to accredited investors in private placements						739,577	10,000	380,000	320,000	80,000	40,000	11,003		640,000	360,000
Issuance of common stock for services, shares					1,150,000		62,000				1,150,000			1,150,000
Issuance of common stock for services | $					$ 575,000		$ 620				$ 11,500			$ 11,500
Share issued price per share | $ / shares					$ 0.50
Accrued expenses | $															$ 575,000
Issuance of common stock for conversion of related party debts and strategic consultants, shares								294,654		593,240	3,305,492			3,898,733
Issuance of common stock for conversion of related party debts and strategic consultants | $								$ 2,947		$ 5,932	$ 33,055			$ 38,987
Common Stock [Member] | Messrs Durando, Dotoli and Smiley [Member]
Issuance of common stock for services, shares														800,000
Issuance of common stock for services | $														$ 400,000
Common Stock [Member] | Mr. Biderman [Member]
Issuance of common stock for services, shares														200,000
Issuance of common stock for services | $														$ 100,000
Shares granted, shares, stock based compensation														2,620,899
Shares granted, value, stock based compensation | $														$ 1,310,449
Common Stock [Member] | Strategic Consultants [Member]
Issuance of common stock for services, shares														150,000
Issuance of common stock for services | $														$ 75,000
Common Stock [Member] | Employees or Officers [Member]
Shares granted, value, stock based compensation | $
Private Placement [Member]
Common stock to be issued, shares														132,000
Proceeds from issuance of common stock | $												$ 347,000	$ 110,000	$ 193,000	$ 81,000
Issuance of common stock to accredited investors in private placements												997,577	440,000
Private placement, finder fees | $												$ 11,250
Private Placement [Member] | Continuing Operations Share Reserve [Member]
Common stock, capital shares reserved for future issuance						500,000						500,000		500,000
Exercise price of warrants | $ / shares						$ 0.25						$ 0.25		$ 0.25
Private Placement [Member] | Common Stock [Member]
Issuance of common stock to accredited investors in private placements												132,000
Subsequent Event [Member]
Common stock, shares authorized																100,000,000	100,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized														1,000
Series A Preferred Stock [Member] | Mr. Bhatnagar [Member]
Preferred stock, shares issued																					1,000